Personnel expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Salaries and related expenses included in:
Operating expenses and cost of services	$ 145,330	$ 137,990	$ 132,003
General and administrative expenses	115,349	105,354	98,278
Total personnel expenses	$ 260,679	$ 243,344	$ 230,281